Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related party transactions
Related party transactions
In accordance with IAS 24 - Related Party Disclosures, the related parties of the Group are determined as those entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. Related parties include companies belonging to Exor N.V. (the largest shareholder of FCA through its 28.98 percent common shares shareholding interest and 42.11 percent voting power at December 31, 2018), which include Ferrari N.V. and CNHI. Related parties also include associates, joint ventures and unconsolidated subsidiaries of the Group, members of the FCA Board of Directors, executives with strategic responsibilities and certain members of their families.
Transactions carried out by the Group with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:

•	the purchase of engines and engine components for Maserati vehicles from Ferrari N.V.;

•	transactions related to the display of FCA brand names on Ferrari N.V. Formula 1 cars;

•	the sale of vehicles to the leasing and renting subsidiaries of the joint ventures Koc Fiat Kredi and FCA Bank;

•
the sale of engines, other components and production systems to and the purchase of light commercial vehicles from the joint operation Sevel S.p.A. Refer to Note 31, Subsequent events for additional detail;

•	the sale of engines, other components and production systems to the companies of CNHI;

•	the purchase of vehicles from, the provision of services and the sale of goods to the joint operation Fiat India Automobiles Private Limited;

•	the provision of services and the sale of goods to the GAC FCA JV;

•	the provision of services (accounting, payroll, tax administration, information technology, purchasing and security) to the companies of CNHI;

•	the purchase of light commercial vehicles and passenger cars from the joint venture Tofas; and

•	the sale of automotive lighting and automotive components, which is included within discontinued operations, to Ferrari N.V.
The most significant financial transactions with related parties generated Receivables from financing activities of the Group’s financial services companies from joint ventures and Asset-backed financing relating to amounts due to FCA Bank for the sale of receivables, which do not qualify for derecognition under IFRS 9 – Financial Instruments.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2018				2017				2016
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€926	€2,572	€7	€—	€1,287	€2,779	€9	€—	€1,536	€2,811	€3	€—
Sevel S.p.A.	402	1	4	—	392	—	5	—	381	—	5	—
FCA Bank	1,611	28	(21)	56	1,715	26	(20)	36	1,571	18	(21)	39
GAC FCA JV	419	11	(49)	—	569	—	(105)	—	683	—	(82)	—
Fiat India Automobiles Limited	2	—	—	—	25	1	—	—	23	1	(1)	(1)
Other	27	6	(4)	1	35	2	(4)	2	36	5	(3)	—
Total joint arrangements	3,387	2,618	(63)	57	4,023	2,808	(115)	38	4,230	2,835	(99)	38
Total associates	30	229	(2)	(1)	73	52	(3)	(1)	91	47	—	—
CNHI	501	326	6	—	526	329	2	—	543	422	3	—
Ferrari N.V.	64	218	4	—	82	320	1	—	81	246	—	—
Directors and Key Management	—	—	77	—	—	—	114	—	—	—	143	—
Other	2		26		1	—	26	—	—	—	26	—
Total CNHI, Ferrari, Directors and other	567	544	113	—	609	649	143	—	624	668	172	—
Total unconsolidated subsidiaries	7	8	4	1	61	8	3	1	57	7	8	1
Total transactions with related parties	€3,991	€3,399	€52	€57	€4,766	€3,517	€28	€38	€5,002	€3,557	€81	€39

Total for the Group	€110,412	€95,011	€7,318	€1,056	€105,730	€89,710	€7,177	€1,345	€105,798	€90,927	€7,388	€1,858
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31
	2018					2017
	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€11	€176	€40	€—	€—	€34	€240	€50	€—	€—
Sevel S.p.A.	20	—	2	—	11	23	—	6	—	1
FCA Bank	395	258	232	449	28	466	206	199	319	32
GAC FCA JV	63	22	1	—	—	58	15	1	—	—
Fiat India Automobiles Limited	—	—	6	—	—	7	13	5	—	—
Other	19	1	—	—	—	20	1	—	—	—
Total joint arrangements	508	457	281	449	39	608	475	261	319	33
Total associates	34	33	10	—	—	36	32	13	—	—
CNHI	53	71	12	—	—	47	86	11	—	—
Ferrari N.V.	25	45	3	—	—	23	75	—	—	—
Other	2	2	—	—	—	1	2	—	—	—
Total CNHI, Ferrari N.V. and other	80	118	15	—	—	71	163	11	—	—
Total unconsolidated subsidiaries	17	7	1	—	26	83	8	1	—	28
Total originating from related parties	€639	€615	€307	€449	€65	€798	€678	€286	€319	€61

Total for the Group	€8,672	€19,229	€9,509	€457	€14,071	€8,553	€21,939	€10,435	€357	€17,614

________________________________________________________________________________________________________________________________________________
1) Relating to Debt excluding Asset-backed financing, refer to Note, 21 Debt.
Commitments and Guarantees
As of December 31, 2018, the Group had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2019	€299
2020	€291
2021	€267
2022	€152
2023	€—
2024 and thereafter	€—
We provided guarantees to FCA Bank related to certain dealer financing arrangements FCA Bank has with dealers.  The amount of the guarantees outstanding at December 31, 2018 was approximately €86 million.  The fair value of these guarantees is immaterial due to the value of vehicles in the dealers' stock pledged to FCA.
Compensation to Directors and Key Management
The fees of the Directors of the Group for carrying out their respective functions, including those in other consolidated companies, were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ thousand)
Directors(1)	€18,830	€29,861	€39,329
Total Compensation	€18,830	€29,861	€39,329
________________________________________________________________________________________________________________________________________________
(1) Including the notional compensation cost arising from long-term share-based compensation granted to the Chief Executive Officer and share-based compensation to non-executive Directors.
Refer to Note 18, Share-based compensation, for information related to the special recognition award granted to the Chief Executive Officer on April 16, 2015 and the PSU and RSU awards granted to certain key employees.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €58 million for 2018 (€81 million in 2017 and €103 million in 2016), which, in addition to base compensation, included:

•	approximately €28 million in 2018 (approximately €49 million in 2017 and approximately €73 million in 2016) for share-based compensation expense;

•	approximately €7 million in 2018 (approximately €8 million in 2017 and approximately €8 million in 2016) for short-term employee benefits; and

•	€10 million in 2018 (€9 million in 2017 and €6 million in 2016) for pension and similar benefits.